Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset)
Beginning balance	R 7,009
Ending balance	7,247	R 7,009
Reimbursement rights recognised in long-term receivables	112	122
Gain (loss) recognised in other comprehensive income	(23)	(14)
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	83,883	76,056
Movements recognised in the income statement:	10,836	10,162
current service cost	1,606	1,585
interest cost	9,230	8,577
Actuarial losses/(gains) recognised in other comprehensive income:	1,819	2,081
arising from changes in financial assumptions	4,448	801
arising from change in actuarial experience	(2,629)	1,280
Member contributions	658	601
Benefits paid	(5,666)	(4,460)
Translation of foreign operations	400	(557)
Ending balance	91,930	83,883
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	7,919
Ending balance	8,330	7,919
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	75,964
Ending balance	83,600	75,964
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(92)
Ending balance	(113)	(92)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	72,186	64,049
Movements recognised in the income statement:	9,961	9,268
current service cost	1,196	1,145
interest cost	8,765	8,123
Actuarial losses/(gains) recognised in other comprehensive income:	2,082	2,236
arising from changes in financial assumptions	4,652	911
arising from change in actuarial experience	(2,570)	1,325
Member contributions	658	601
Benefits paid	(4,944)	(3,968)
Ending balance	79,943	72,186
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	72,186
Ending balance	79,943	72,186
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	7,101
Ending balance	7,360	7,101
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	11,697	12,007
Movements recognised in the income statement:	875	894
current service cost	410	440
interest cost	465	454
Actuarial losses/(gains) recognised in other comprehensive income:	(263)	(155)
arising from changes in financial assumptions	(204)	(110)
arising from change in actuarial experience	(59)	(45)
Benefits paid	(722)	(492)
Translation of foreign operations	400	(557)
Ending balance	11,987	11,697
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	7,919
Ending balance	8,330	7,919
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,778
Ending balance	R 3,657	R 3,778